GENERAL (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended
	Apr. 01, 2016	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 01, 2014
Business Acquisition [Line Items]
Subscription rights to purchase up to an aggregate Ordinary, Shares		6,170,386
Net Proceeds from right offering		$ 23,617
Expense related to right offering		$ 201
Purchase of interest (as a percent)						40.00%
Aimetis [Member]
Business Acquisition [Line Items]
Total purchase price	$ 14,469
Cash Consideration	14,387
Fair value performance contingent payments	82
Acquisition costs	270
Performance-based contingent payments	844			$ 82
Retention amount	$ 844